Convertible Preferred Stock - Schedule of Outstanding Convertible Preferred Stock (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Temporary Equity [Line Items]
Shares Authorized	0	73,000,000
Shares Issued and Outstanding		5,046,154
Liquidation Preference	$ 0	$ 40,294
Carrying Value	$ 0	$ 39,070	$ 39,070	$ 39,070	$ 36,683
Convertible Preferred Stock Series A [Member]
Temporary Equity [Line Items]
Shares Authorized		10,000,000
Shares Issued and Outstanding		1,360,547
Liquidation Preference		$ 9,486
Convertible Preferred Stock Series B [Member]
Temporary Equity [Line Items]
Shares Authorized		35,000,000
Shares Issued and Outstanding		1,144,567
Liquidation Preference		$ 7,981
Convertible Preferred Stock Series C [Member]
Temporary Equity [Line Items]
Shares Authorized		8,000,000
Shares Issued and Outstanding		1,075,637
Liquidation Preference		$ 7,500
Convertible Preferred Stock Series D [Member]
Temporary Equity [Line Items]
Shares Authorized		20,000,000
Shares Issued and Outstanding		1,465,403
Liquidation Preference		$ 15,327
Previously Reported [Member]
Temporary Equity [Line Items]
Shares Authorized		73,000,000			73,000,000
Shares Issued and Outstanding		35,184,882			33,561,102
Liquidation Preference		$ 40,294			$ 37,915
Carrying Value		$ 39,070			$ 36,683	$ 30,064
Previously Reported [Member] | Convertible Preferred Stock Series A [Member]
Temporary Equity [Line Items]
Shares Authorized		10,000,000			10,000,000
Shares Issued and Outstanding		9,486,575			9,486,575
Liquidation Preference		$ 9,486			$ 9,486
Carrying Value		$ 9,486			$ 9,486
Previously Reported [Member] | Convertible Preferred Stock Series B [Member]
Temporary Equity [Line Items]
Shares Authorized		35,000,000			35,000,000
Shares Issued and Outstanding		7,980,620			7,866,175
Liquidation Preference		$ 7,981			$ 7,866
Carrying Value		$ 9,356			$ 9,232
Previously Reported [Member] | Convertible Preferred Stock Series C [Member]
Temporary Equity [Line Items]
Shares Authorized		8,000,000			8,000,000
Shares Issued and Outstanding		7,500,000			7,500,000
Liquidation Preference		$ 7,500			$ 7,500
Carrying Value		$ 5,550			$ 5,550
Previously Reported [Member] | Convertible Preferred Stock Series D [Member]
Temporary Equity [Line Items]
Shares Authorized		20,000,000			20,000,000
Shares Issued and Outstanding		10,217,687			8,708,352
Liquidation Preference		$ 15,327			$ 13,063
Carrying Value		$ 14,678			$ 12,415